EMPLOYEE BENEFIT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Schedule of Employee Benefit Liabilities
	As of December 31,
	2021	2020
	U.S. dollars (in thousands)

Non- current
Accrued severance pay	2,807	2,350
Less - funds	(2,521)	(1,966)
	286	384

Current
Accrued vacation	679	522
Accrued recuperation	9	11
	688	533